Repurchase Agreements - Non Trading (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Repurchase Agreements [Abstract]
Summary of Repurchase Agreements - Non Trading

	30 June 2020	31 December 2019
	£m	£m
Agreements with banks	13,296	10,227
Agreements with customers	7,490	8,059
	20,786	18,286